Inventory (Details) - Schedule of Inventory, Current - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Inventory, Current [Abstract]
Raw Materials	$ 111,494	$ 44,333	$ 0
Work in Process	0	55,502	30,689
Finished Goods	132,614	1,552	12,824
Total Inventory	$ 244,108	$ 101,387	$ 43,513